Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Redemption of unsecured corporate bonds	¥ 248	¥ 74,989	¥ 82,181
Proceeds from long-term debt		50,000	60,000
Interest costs related to short-term borrowings and long-term debt	2,790	3,096	¥ 3,916
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Redemption of unsecured corporate bonds	0	70,000
Proceeds from long-term debt	¥ 0	¥ 50,000
Interest rates per annum		0.73%
Debt instrument, maturity date (fiscal year ending)		Mar. 31, 2024